Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2024
Accounting Policies [Abstract]
Summary of Sponsorship Funding Payments	Below is a

summary of the portion of sponsorship funding payments which exceeds the fair value of the Series C Units received, and is recorded pursuant to ASC 606 as described above (in thousands):

Balance as of December 31, 2022	$—
Amounts incurred	3,527
Recorded sponsor funding reduction	(34)

Balance as of December 31, 2023	$3,493

Amounts incurred	1,210
Recorded sponsor funding reduction	(844)

Balance as of December 31, 2024	$3,859

Estimated Useful Lives used to Depreciate Real Property Assets
Depreciation of our real property assets is charged to expense on a straight-line basis over the estimated useful lives as follows:

Description	Standard Depreciable Life
Land	Not Depreciated
Buildings	30-40 years
Site Improvements	7-10 years

Summary of Fixed Rate Notes Payable	The table below summarizes the carrying amounts and fair values of our fixed rate debt which are not carried at fair value as of December 31, 2024 and 2023 (in thousands):

	December 31, 2024		December 31, 2023
	Fair Value	Carrying Value	Fair Value	Carrying Value
Fixed Rate Secured Debt	$531,400	$554,348	$505,700	$523,019

Schedule of Assets and Liabilities Measured at Fair Value
The tables below presents the Company’s assets and liabilities measured at fair value on a recurring basis as of December 31, 2024, and 2023, aggregated by the level in the fair value hierarchy within which those measurements fall (in thousands):

	Fair Value Measurements at December 31, 2024 Using
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant unobservable Inputs (Level 3)
Interest Rate Derivatives
Other assets	$—	$1,523	$—
Accounts payable and accrued liabilities	$—	$6,591	$—
Foreign Currency Hedges
Other assets	$—	$4,667	$—
Accounts payable and accrued liabilities	$—	$39	$—

	Fair Value Measurements at December 31, 2023 Using
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant unobservable Inputs (Level 3)
Interest Rate Derivatives
Other assets	$—	$3,485	$—
Foreign Currency Hedges
Accounts payable and accrued liabilities	$—	$985	$—

Schedule of Computation of Earnings Per Common Share
The computation of earnings per common share is as follows for the periods presented (amounts presented in thousands, except share and per share data):

	For the Year Ended December 31,
	2024	2023	2022
Net income (loss)	$(5,887)	$11,647	$21,669
Net (income) loss attributable to noncontrolling interests	266	(1,893)	(2,847)

Net income (loss) attributable to SmartStop Self Storage REIT, Inc.	(5,621)	9,754	18,822
Less: Distributions to preferred stockholders	(12,758)	(12,500)	(12,500)
Less: Distributions to participating securities	(451)	(369)	(286)

Net income (loss) attributable to common stockholders for basic computations:	(18,830)	(3,115)	6,036

Net income (loss) attributable to common stockholders for diluted computations:	$(18,830)	$(3,115)	$6,036

Weighted average Class A and Class T shares outstanding:
Average number of Class A and Class T shares outstanding- basic	24,139,414	24,201,985	22,984,794
Unvested LTIP Units	—	—	—
Unvested restricted stock awards	—	—	29,317

Average number of Class A and Class T shares outstanding - diluted	24,139,414	24,201,985	23,014,111
Earnings per common share:
Basic	$(0.78)	$(0.13)	$0.26
Diluted	$(0.78)	$(0.13)	$0.26

Summary of Antidilutive Shares Excluded from Computation of Earnings per Share
The following table presents the weighted average Series A Convertible Preferred Stock, Class A and
Class A-1
OP Units, unvested LTIP Units, and unvested restricted stock awards, that were excluded from the computation of diluted earnings per share above as their effect would have been antidilutive for the respective periods, and was calculated using the two-class,
treasury stock or
if-converted
method, as applicable:

	For the Year Ended December 31,
	2024	2023	2022
	Equivalent Shares (if converted)	Equivalent Shares (if converted)	Equivalent Shares (if converted)
Series A Convertible Preferred Stock	4,690,432	4,690,432	4,690,432
Class A and Class A-1 OP Units	3,303,204	3,210,002	2,916,924
Unvested LTIP Units	97,341	103,385	98,214
Unvested restricted stock awards	6,779	14,993	—

	8,097,756	8,018,812	7,705,570